SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Disaggregation of net revenues [Line Items]
Revenues	$ 2,562,984	$ 1,715,016	$ 1,043,100
Small class tutoring services, personalized premium services and others [Member]
Disaggregation of net revenues [Line Items]
Revenues	2,223,347
Online education services through www.xueersi.com [Member]
Disaggregation of net revenues [Line Items]
Revenues	$ 339,637